INVESTMENT IN BIOCANCELL	12 Months Ended
Dec. 31, 2012
INVESTMENT IN BIOCANCELL [Abstract]
INVESTMENT IN BIOCANCELL
NOTE 5:-	INVESTMENT IN BIOCANCELL

	December 31,
	2011	2012

Common stock (*)	$265	$218
Convertible note	2,680	-
Warrants	88	25

Investment in BioCancell	$3,033	$243

(*)
The value of one share of common stock of BioCancell on April 25, 2013, was $ 0.24 (NIS 0.86). Following the sale of common shares subsequent to year-end (refer to Note 11) the investment of the remaining 347,609 common stock amounted to $83.

In July 2008, the Company signed an agreement with BioCancell Therapeutics, Inc. ("BioCancell"), an Israel-based clinical-stage biopharmaceutical company, whose Common stock is listed on the Tel Aviv Stock Exchange. As part of the agreement, the Company provided funding to BioCancell, was entitled to appoint one member to BioCancell's board of directors and provided BioCancell with certain consulting services. It was also agreed between Tikcro and two major shareholders of BioCancell, who held together with Tikcro more than 25% (but less than 50%) of the shares of BioCancell, to vote for one member of the board for each of these 3 shareholders. The agreement was terminated on July 27, 2011. Furthermore, no restrictions were made on the vote for other members of the board.

The initial investment included a purchase of 837,521 shares of Common stock of BioCancell at a price per share in NIS equal to $ 0.597 ($ 500 in total), a convertible note due in July 2012 in the principal amount of $2,000, bearing interest at 10% per year and convertible into up to 3,464,385 shares of common stock with a conversion price per share in NIS equal to $ 0.716, and a five-year warrant expiring June 2013 to purchase from BioCancell up to 4,301,906 shares of Common stock at a price per share in NIS equal to $ 0.716 (following the private placement in 2012, the exercise price was adjusted, as further noted below) . The interest accrued on the convertible note until September 30, 2010 was accumulated as part of the notes' value.

In July 2012, Tikcro's convertible note to BioCancell in the principal amount of $2,000 was repaid in full, including accrued interest, in the total amount of $2,480.

During 2010 and 2012, the Company sold 104,372 and 194,792 shares of Common stock of BioCancell for consideration of $113 and $20, respectively. Subsequent to December 31, 2012, the Company sold additional shares, refer to Note 11.

During 2010 and 2012 the Company received 191,817 shares of Common stock of BioCancell, in each of the years, for consulting services provided by the Company to BioCancell, in the value of $52 and $29, respectively.

In addition, Tikcro is entitled to a "full ratchet" anti-dilution protection in cases Biocancell issues additional securities, under terms stipulated in the agreement. Following a private placement that BioCancell effected in January 2012, the full-ratchet anti-dilution adjustment provision was triggered, and as a result additional 1,025,979 shares of Common stock were issued to the Company for no additional consideration. The convertible note became convertible, at a conversion price of NIS 1.00 per share, and the exercise price of the warrant was reduced to NIS 1.00 per share.

In July 2012, following another financing round of Biocancell, the full-ratchet anti-dilution adjustment provision was triggered again, and as a result an additional 125,147 shares of common stock were due to the Company for no additional consideration, and the exercise price warrant was reduced to NIS 0.87 per share. The additional shares were not issued yet, although BioCancell acknowledges that this issuance is due pending certain Israeli regulatory approvals.

In November 2012, BioCancell held another financing round at a share price of NIS 0.42. BioCancell declined to affect the full-ratchet anti-dilution adjustment provision. The investment as of December 31, 2012 does not include the additional shares that may be issued to the Company as a result of this financing round. Refer to Note 6b for further details.

As a result of applying ASC No. 825, the Company has recorded the change in fair value of the investment as financial expenses in the amount of $ 524 $ 2,592 and $ 799 for the years ended December 31, 2010, 2011 and 2012 respectively.

The Company undertook to pay a fee of 4% of the net realized profits from securities held in portfolio companies.